PORTFOLIO OF INVESTMENTS – as of August 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 84.7% of Net Assets

	Aerospace & Defense – 0.2%
$2,989,508	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 1-month LIBOR + 3.750%, 6.274%, 12/06/2028(a)(b)	$2,945,920

	Airlines – 2.8%
9,595,000	AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3-month LIBOR + 4.750%, 7.460%, 4/20/2028(a)(b)	9,431,118
2,489,000	Air Canada, 2021 Term Loan B, 3-month LIBOR + 3.500%, 6.421%, 8/11/2028(a)(b)	2,402,333
4,937,884	LifeMiles Ltd., 2021 Term Loan B, 3-month LIBOR + 5.250%, 8.320%, 8/30/2026(a)(c)	4,748,615
2,500,000	Mileage Plus Holdings LLC, 2020 Term Loan B, 3-month LIBOR + 5.250%, 7.313%, 6/21/2027(a)(c)	2,535,550
7,474,000	SkyMiles IP Ltd., 2020 SkyMiles Term Loan B, 3-month LIBOR + 3.750%, 6.460%, 10/20/2027(a)(c)	7,563,389
8,087,625	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 6.533%, 4/21/2028(a)(b)	7,849,525

		34,530,530

	Automotive – 2.1%
4,045,259	Autokiniton U.S. Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 4.500%, 6.873%, 4/06/2028(a)(d)	3,916,337
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3-month LIBOR + 8.500%, 11.871%, 3/30/2028(a)(c)	3,820,000
8,072,529	First Brands Group LLC, 2021 Term Loan, 3-month SOFR + 5.00%, 8.369%, 3/30/2027(a)(c)	7,802,584
5,434,217	IXS Holdings, Inc., 2020 Term Loan B, 3-month LIBOR + 4.250%, 7.816%, 3/05/2027(a)(b)	3,928,939
7,405,056	Wheel Pros LLC, 2021 Term Loan, 1-month LIBOR + 4.500%, 6.868%, 5/11/2028(a)(b)	6,176,631

		25,644,491

	Banking – 0.4%
4,282,600	Novae LLC, 1st Lien Term Loan, 3-month LIBOR + 5.000%, 7.727%, 12/22/2028(a)(b)	3,982,818
12,267	Novae LLC, Delayed Draw Term Loan, 0.000%, 12/22/2028(e)	11,408
1,211,333	Novae LLC, Delayed Draw Term Loan, 3-month SOFR + 5.000%, 7.727%, 12/22/2028(a)(b)	1,126,540

		5,120,766

	Brokerage – 4.2%
1,834,000	AllSpring Buyer LLC, 2022 Term Loan B, 3-month SOFR + 4.00%, 6.054%, 11/01/2028(a)(d)	1,817,952
1,089,449	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 8/02/2029(f)	995,484
500,000	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 8.813%, 8/02/2029(a)(d)	456,875
6,805,163	Astra Acquisition Corp., 2021 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.774%, 10/25/2028(a)(d)	5,738,998
4,974,750	DRW Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 6.274%, 3/01/2028(a)(g)	4,783,521

Principal Amount	Description	Value (†)
Senior Loans – continued

	Brokerage – continued
$6,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 9.274%, 7/20/2026(a)(g)	$6,258,178
5,649,779	Eisner Advisory Group LLC, Term Loan, 1-month LIBOR + 4.750%, 7.324%, 7/28/2028(a)(b)	5,423,788
6,635,396	HighTower Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.000%, 6.732%, 4/21/2028(a)(b)	6,428,040
7,481,250	Leaf Home Solutions LLC, 2022 Term Loan B, 1-month SOFR + 4.750%, 7.305%, 2/16/2029(a)(d)	6,723,773
5,069,887	Resolute Investment Managers, Inc., 2020 Term Loan C, 3-month LIBOR + 4.500%, 6.750%, 4/30/2024(a)(c)	4,613,597
9,177,060	Teneo Holdings LLC, Term Loan, 1-month SOFR + 5.250%, 7.530%, 7/11/2025(a)(g)	8,882,660

		52,122,866

	Building Materials – 4.0%
8,934,862	ACProducts, Inc., 2021 Term Loan B, LIBOR + 4.250%, 6.970%, 5/17/2028(d)(h)	7,295,315
2,700,000	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1-month LIBOR + 3.250%, 5.641%, 4/12/2028(a)(d)	2,411,100
2,556,780	CP Atlas Buyer, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 6.274%, 11/23/2027(a)(d)	2,362,619
5,515,178	Foley Products Co. LLC, 2021 Term Loan, 3-month SOFR + 4.750%, 6.954%, 12/29/2028(a)(d)	5,349,722
3,340,035	LBM Acquisition LLC, Term Loan B, 6-month LIBOR + 3.750%, 7.121%, 12/17/2027(a)(b)	3,040,267
6,492,000	Oscar AcquisitionCo, LLC, Term Loan B, 3-month SOFR + 4.50%, 6.109%, 4/29/2029(a)(d)	6,053,011
7,431,704	Park River Holdings, Inc., Term Loan, 3-month LIBOR + 3.250%, 5.527%, 12/28/2027(a)(b)	6,734,982
5,780,513	Specialty Building Products Holdings LLC, 2021 Term Loan B, 1-month LIBOR + 3.750%, 6.118%, 10/15/2028(a)(d)	5,489,868
5,406,777	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.563%, 5/01/2025(a)(c)	5,275,014
6,538,000	Wilsonart LLC, 2021 Term Loan E, 3-month LIBOR + 3.250%, 5.510%, 12/31/2026(a)(c)	6,229,472

		50,241,370

	Cable Satellite – 2.1%
16,003,326	DirecTV Financing LLC, Term Loan, 1-month LIBOR + 5.000%, 7.524%, 8/02/2027(a)(b)	15,279,175
5,864,560	Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6-month SOFR + 4.500%, 7.445%, 2/01/2029(a)(d)	5,546,877
5,920,000	ViaSat, Inc., Term Loan, 1-month SOFR + 4.50%, 7.070%, 3/02/2029(a)(d)	5,470,435

		26,296,487

	Chemicals – 3.9%
3,275,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 10.194%, 11/24/2028(a)(b)	3,066,219
1,928,661	Aruba Investments, Inc., 2020 USD Term Loan, 1-month LIBOR + 4.000%, 6.444%, 11/24/2027(a)(b)	1,851,514
6,418,000	Bakelite U.S. Holdco, Inc., 2022 Term Loan, 3-month SOFR + 4.000%, 6.163%, 5/29/2029(a)(d)	6,129,190

Principal Amount	Description	Value (†)
Senior Loans – continued

	Chemicals – continued
$1,933,390	GEON Performance Solutions LLC, 2021 Term Loan, 1-month LIBOR + 4.500%, 7.024%, 8/18/2028(a)(b)	$1,899,556
6,661,508	Groupe Solmax, Inc., Term Loan, 3-month LIBOR + 4.750%, 7.000%, 5/29/2028(a)(b)	5,900,964
5,064,311	Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 3-month LIBOR + 4.500%, 7.570%, 8/30/2028(a)(d)	4,863,865
5,422,932	Lonza Group AG, USD Term Loan B, 3-month LIBOR + 4.000%, 6.250%, 7/03/2028(a)(b)	4,984,596
6,216,000	Luxembourg Investment Co. 428 S.a. r.l., Term Loan B, 3-month SOFR + 5.000%, 7.054%, 1/03/2029(a)(d)	5,330,220
3,690,750	Olympus Water U.S. Holding Corp., 2022 Incremental Term Loan, 3-month SOFR + 4.50%, 6.654%, 11/09/2028(a)(d)	3,593,868
5,600,000	PMHC II, Inc., 2022 Term Loan B, 3-month SOFR + 4.25%, 6.977%, 4/23/2029(a)(g)	5,001,136
6,070,222	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3-month LIBOR + 4.000%, 6.806%, 3/16/2027(a)(b)	5,822,861

		48,443,989

	Construction Machinery – 0.8%
6,665,025	ASP Blade Holdings, Inc., Initial Term Loan, 1-month LIBOR + 4.000%, 6.524%, 10/13/2028(a)(d)	6,208,004
3,889,178	PECF USS Intermediate Holding III Corp., Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 12/15/2028(a)(d)	3,614,019

		9,822,023

	Consumer Cyclical Services – 5.9%
995,000	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 3-month LIBOR + 3.750%, 6.063%, 9/07/2028(a)(d)	970,125
4,591,000	Galaxy U.S. Opco, Inc., Term Loan, 1-month SOFR + 4.75%, 7.205%, 4/29/2029(a)(d)	4,407,360
7,113,481	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.524%, 5/01/2024(a)(c)	6,866,287
2,500,000	Inmar Holdings, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.524%, 5/01/2025(a)(c)	2,412,500
10,379,405	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 8.306%, 5/11/2023(a)(c)	9,799,923
6,463,800	Restaurant Technologies, Inc., 2022 Term Loan B, 3-month SOFR + 4.250%, 6.304%, 4/02/2029(a)(d)	6,308,669
8,010,120	Signal Parent, Inc., Term Loan B, 1-month LIBOR + 3.500%, 6.024%, 4/03/2028(a)(b)	6,007,590
4,216,961	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 6.570%, 6/19/2024(a)(c)	4,147,128
6,679,481	SurveyMonkey, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.280%, 10/10/2025(a)(g)	6,445,699
5,290,682	Sweetwater Borrower LLC, Term Loan B, 1-month LIBOR + 4.250%, 6.813%, 8/07/2028(a)(b)	4,946,787
5,092,160	The Knot Worldwide, Inc., 2022 Term Loan, 1-month SOFR + 4.50%, 7.055%, 12/19/2025(a)(g)	5,031,716
3,125,981	TTF Holdings LLC, Term Loan, 1-month LIBOR + 4.000%, 6.563%, 3/31/2028(a)(b)	3,055,646
5,002,325	Vaco Holdings LLC, 2022 Term Loan, 3-month SOFR + 5.00%, 7.204%, 1/21/2029(a)(g)	4,883,520

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$11,338,759	WW International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 6.030%, 4/13/2028(a)(d)	$8,330,473

		73,613,423

	Consumer Products – 3.8%
2,630,000	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1-month SOFR + 3.750%, 6.037%, 7/31/2028(a)(d)	2,522,328
807,407	AI Aqua Merger Sub, Inc., 2022 Delayed Draw Term loan, 7/31/2028(f)	775,450
3,552,593	AI Aqua Merger Sub, Inc., 2022 Term Loan B, 7/31/2028(f)	3,411,981
1,822,558	Callaway Golf Company, Term Loan B, 1-month LIBOR + 4.500%, 7.024%, 1/02/2026(a)(g)	1,816,489
6,194,870	Illuminate Merger Sub Corp., Term Loan, 6-month LIBOR + 3.500%, 6.377%, 7/21/2028(a)(d)	5,614,101
5,596,470	MajorDrive Holdings IV LLC, Term Loan B, 3-month LIBOR + 4.000%, 5.625%, 6/01/2028(a)(d)	5,341,831
8,787,186	Mattress Firm, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.640%, 9/25/2028(a)(b)	7,526,225
1,853,633	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 7.750%, 5/08/2026(a)(g)	1,654,367
10,717,000	Solis IV BV, USD Term Loan B1, 3-month SOFR + 3.50%, 6.340%, 2/26/2029(a)(g)	9,339,865
5,261,825	Springs Windows Fashions LLC, 2021 Term Loan B, 1-month LIBOR + 4.000%, 6.368%, 10/06/2028(a)(b)	4,582,155
2,730,158	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1-month SOFR + 4.250%, 6.805%, 10/30/2027(a)(b)	2,306,983
3,358,855	Weber-Stephen Products LLC, Term Loan B, 1-month LIBOR + 3.250%, 5.774%, 10/30/2027(a)(b)	2,844,245

		47,736,020

	Diversified Manufacturing – 2.9%
5,091,525	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 6-month LIBOR + 4.750%, 7.627%, 6/23/2028(a)(b)	4,887,864
4,378,955	CMBF LLC, Term Loan, 1-month LIBOR + 6.000%, 8.380%, 8/02/2028(a)(d)	4,138,112
3,026,306	Dayco Products LLC, 2017 Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 5/19/2023(a)(g)	2,898,233
2,756,160	Infinite Bidco LLC, 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.500%, 3/02/2028(a)(d)	2,676,921
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 9.250%, 3/02/2029(a)(d)	2,805,000
4,740,000	Project Castle, Inc., Term Loan B, 3-month SOFR + 5.50%, 6.900%, 6/01/2029(a)(d)	4,319,325
2,633,719	Shape Technologies Group, Inc., Term Loan, 1-month LIBOR + 3.000%, 5.524%, 4/21/2025(a)(g)	2,435,242
4,195,313	U.S. Farathane LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 6.500%, 12/23/2024(a)(c)	3,628,945
9,233,396	Vertiv Group Corp., 2021 Term Loan B, 1-month LIBOR + 2.750%, 5.112%, 3/02/2027(a)(g)	8,883,266

		36,672,908

Principal Amount	Description	Value (†)
Senior Loans – continued

	Electric – 0.3%
$5,087,145	KAMC Holdings, Inc., 2019 Term Loan, 3-month LIBOR + 4.000%, 7.070%, 8/14/2026(a)(g)	$4,141,801

	Environmental – 0.7%
5,845,829	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 3-month LIBOR + 4.500%, 6.750%, 5/05/2028(a)(c)	5,363,548
3,882,512	Northstar Group Services, Inc., 2020 Term Loan B, 1-month LIBOR + 5.500%, 8.024%, 11/12/2026(a)(c)	3,795,156

		9,158,704

	Financial Other – 0.9%
4,584,219	GT Polaris, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 6.556%, 9/24/2027(a)(b)	4,412,311
536,576	Mariner Wealth Advisors LLC, Delayed Draw Term Loan, 3-month SOFR + 3.25%, 6.070%, 8/18/2028(a)(d)	514,442
3,717,349	Mariner Wealth Advisors LLC, Term Loan B, 3-month SOFR + 3.25%, 6.070%, 8/18/2028(a)(d)	3,564,008
3,304,880	Mermaid BidCo, Inc., 2021 USD Term Loan, 3-month LIBOR + 3.500%, 6.302%, 12/22/2027(a)(b)	3,139,636

		11,630,397

	Food & Beverage – 2.2%
6,032,162	City Brewing Co. LLC, Closing Date Term Loan, 1-month LIBOR + 3.500%, 5.873%, 4/05/2028(a)(b)	5,227,893
6,065,000	Del Monte Foods, Inc., 2022 Term Loan, 1-month SOFR + 4.350%, 6.647%, 5/16/2029(a)(d)	5,833,802
5,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3-month SOFR + 6.000%, 8.154%, 1/24/2030(a)(d)	4,566,650
4,140,115	Shearer’s Foods, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 6.024%, 9/23/2027(a)(b)	3,997,157
8,444,127	Triton Water Holdings, Inc., Term Loan, 3-month LIBOR + 3.500%, 5.750%, 3/31/2028(a)(d)	7,880,482

		27,505,984

	Gaming – 1.0%
7,057,313	Fertitta Entertainment LLC, 2022 Term Loan B, 1-month SOFR + 4.000%, 6.455%, 1/27/2029(a)(d)	6,771,492
5,908,402	J&J Ventures Gaming LLC, Term Loan, 3-month LIBOR + 4.000%, 6.250%, 4/26/2028(a)(b)	5,627,753

		12,399,245

	Healthcare – 5.9%
8,500,000	Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.368%, 12/10/2029(a)(d)	6,375,000
936,374	Carestream Dental Equipment, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 7.024%, 9/01/2024(a)(d)	909,453
1,500,000	Charlotte Buyer, Inc., 1st Lien Term Loan, 2/11/2028(f)	1,436,250
2,000,000	Charlotte Buyer, Inc., 1st Lien Term Loan, 3-month SOFR + 5.25%, 7.980%, 2/11/2028(a)(d)	1,915,000
547,089	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan, 2.125%, 3/30/2029(e)	533,412

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$102,661	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan, 1-month SOFR + 4.250%, 6.845%, 3/30/2029(a)(d)	$100,094
3,688,171	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 1-month SOFR + 4.250%, 6.537%, 3/30/2029(a)(d)	3,595,967
1,074,316	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan, 0.000%, 7/06/2029(e)	1,054,172
2,327,684	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3-month SOFR + 4.25%, 6.360%, 7/06/2029(a)(d)	2,284,040
3,497,389	EyeCare Partners LLC, 2021 Incremental Term Loan, 3-month LIBOR + 3.750%, 6.000%, 11/15/2028(a)(d)	3,252,571
1,184,824	EyeCare Partners, LLC, 2021 Incremental Term Loan, 11/15/2028(f)	1,101,887
5,754,870	Heartland Dental LLC, 2021 Incremental Term Loan, 1-month LIBOR + 4.000%, 6.444%, 4/30/2025(a)(g)	5,504,303
1,000,000	MDVIP, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.868%, 10/15/2029(a)(d)	962,500
912,596	Midwest Physician Administrative Services LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 5.500%, 3/12/2028(a)(b)	845,676
3,308,463	Midwest Veterinary Partners LLC, Term Loan, LIBOR + 4.00%, 6.955%, 4/27/2028(b)(h)	3,118,226
7,200,588	MPH Acquisition Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 7.320%, 9/01/2028(a)(d)	6,796,851
6,642,353	NAPA Management Services Corp., Term Loan B, 1-month SOFR + 5.250%, 7.530%, 2/23/2029(a)(b)	6,331,025
6,513,476	National Mentor Holdings, Inc., 2021 Term Loan, 1-month LIBOR + 3.750%, 6.131%, 3/02/2028(b)(i)	5,503,888
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3-month LIBOR + 3.750%, 6.010%, 3/02/2028(a)(b)	149,710
5,801,974	Onex TSG Intermediate Corp., 2021 Term Loan B, 1-month LIBOR + 4.750%, 7.274%, 2/28/2028(a)(b)	5,105,737
1,000,000	Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 8.774%, 2/13/2026(a)(g)	967,500
6,143,000	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1-month LIBOR + 4.250%, 6.659%, 7/09/2025(g)(i)	5,718,089
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 10.274%, 10/05/2028(a)(c)	953,750
4,878,259	Southern Veterinary Partners LLC, Term Loan, 1-month LIBOR + 4.000%, 6.524%, 10/05/2027(a)(c)	4,695,324
5,289,033	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1-month LIBOR + 4.250%, 6.623%, 10/01/2028(a)(d)	5,064,777

		74,275,202

	Independent Energy – 0.5%
6,841,704	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.500%, 7.024%, 10/15/2026(a)(g)	6,747,630

	Industrial Other – 2.2%
5,080,225	Colibri Group LLC, 2022 Term Loan, 3-month SOFR + 5.000%, 6.003%, 3/12/2029(b)(i)	4,937,369
4,724,222	Gloves Buyer, Inc., 2021 Term Loan, 1-month LIBOR + 4.000%, 6.524%, 12/29/2027(a)(b)	4,446,674
4,527,250	Michael Baker International LLC, 2021 Term Loan, 1-month LIBOR + 5.000%, 7.524%, 12/01/2028(a)(b)	4,470,659

Principal Amount	Description	Value (†)
Senior Loans – continued

	Industrial Other – continued
$243,235	Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 3.750%, 12/16/2027(e)	$237,762
17,611	Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 1-month LIBOR + 3.750%, 5.416%, 12/16/2027(a)(b)	17,215
1,336,485	Refficiency Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 6.274%, 12/16/2027(a)(b)	1,306,414
164,002	Service Logic Acquisition, Inc., Delayed Draw Term Loan, 10/29/2027(f)	158,262
97,052	Service Logic Acquisition, Inc., Delayed Draw Term Loan, 4.000%, 10/29/2027(e)	93,655
118,619	Service Logic Acquisition, Inc., Delayed Draw Term Loan, 3-month LIBOR + 4.000%, 6.806%, 10/29/2027(a)(b)	114,468
334,936	Service Logic Acquisition, Inc., Term Loan, 10/29/2027(f)	323,213
3,987,266	Service Logic Acquisition, Inc., Term Loan, LIBOR + 4.00%, 4.750%, 10/29/2027(b)(h)	3,847,712
7,560,042	WireCo WorldGroup, Inc., 2021 Term Loan, 3-month LIBOR + 4.250%, 7.188%, 11/13/2028(a)(d)	7,418,291

		27,371,694

	Leisure – 0.8%
3,158,908	Arcis Golf LLC, Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 11/24/2028(a)(d)	3,111,525
7,448,550	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 11/26/2026(a)(b)	7,150,608

		10,262,133

	Media Entertainment – 6.6%
6,191,000	ABG Intermediate Holdings 2 LLC, 2021 2nd Lien Term Loan, 1-month SOFR + 6.000%, 8.555%, 12/20/2029(a)(d)	5,757,630
6,918,617	Advantage Sales & Marketing, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 6.876%, 10/28/2027(a)(b)	6,480,461
2,748,900	AP Core Holdings II LLC, Amortization Term Loan B1, 1-month LIBOR + 5.500%, 8.024%, 9/01/2027(a)(b)	2,594,962
2,856,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1-month LIBOR + 5.500%, 8.024%, 9/01/2027(a)(b)	2,701,290
7,645,484	Cengage Learning, Inc., 2021 Term Loan B, 3-month LIBOR + 4.750%, 7.814%, 7/14/2026(a)(c)	7,211,297
5,494,975	Dotdash Meredith, Inc., Term Loan B, 1-month SOFR + 4.000%, 6.407%, 12/01/2028(a)(d)	5,096,589
2,991,822	Emerald Expositions Holding, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.274%, 5/22/2024(a)(g)	2,879,629
7,407,057	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, LIBOR + 4.75%, 8.313%, 7/28/2028(d)(h)	7,147,810
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1-month SOFR + 6.25%, 8.705%, 2/23/2029(a)(g)	7,081,800
251,432	National CineMedia LLC, 2021 Incremental Term Loan, 1-month LIBOR + 8.000%, 10.563%, 12/20/2024(a)(c)	219,374
10,055,985	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 6.024%, 2/12/2027(a)(g)	9,414,916
3,503,860	RLG Holdings LLC, 2021 Term Loan, 1-month LIBOR + 4.000%, 6.524%, 7/07/2028(a)(b)	3,376,845
5,000,000	Sinclair Television Group, Inc., 2022 Term Loan B4, 1-month SOFR + 3.75%, 6.305%, 4/21/2029(a)(g)	4,768,750

Principal Amount	Description	Value (†)
Senior Loans – continued

	Media Entertainment – continued
$5,860,713	Summer (BC) Holdco B S.a.r.l., 2021 USD Term Loan B2, 3-month LIBOR + 4.500%, 6.750%, 12/04/2026(a)(b)	$5,655,588
1,000,000	Syndigo LLC, 2020 2nd Lien Term Loan, 6-month LIBOR + 8.000%, 10.510%, 12/15/2028(a)(b)	890,000
3,061,250	Syndigo LLC, 2020 Term Loan, 1-month LIBOR + 4.500%, 6.891%, 12/15/2027(a)(b)	2,923,494
1,970,000	Univision Communications, Inc., 2022 First Lien Term Loan B, 3-month SOFR + 4.25%, 6.254%, 6/08/2029(a)(d)	1,930,600
6,379,000	Voyage Digital (NZ) Ltd., USD Term Loan B, 3-month SOFR + 4.500%, 7.263%, 5/11/2029(a)(d)	6,219,525

		82,350,560

	Metals & Mining – 0.2%
2,172,598	Grinding Media, Inc., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.796%, 10/12/2028(a)(b)	2,085,694

	Packaging – 0.2%
3,060,257	Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan, LIBOR + 4.00%, 6.305%, 10/02/2028(d)(h)	2,872,051

	Paper – 1.5%
5,699,136	Domtar Corp., 2021 Term Loan B, 1-month LIBOR + 5.500%, 7.880%, 11/30/2028(a)(b)	5,410,646
7,233,467	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 6.313%, 4/20/2028(a)(b)	6,781,376
1,203,958	Spa Holdings 3 Oy, USD Term Loan B, 2/04/2028(f)	1,143,760
5,394,785	Spa Holdings 3 Oy, USD Term Loan B, 3-month LIBOR + 3.750%, 6.000%, 2/04/2028(a)(b)	5,125,045

		18,460,827

	Pharmaceuticals – 1.0%
818,508	Akorn, Inc., 2020 Take Back Term Loan, 3-month LIBOR + 7.500%, 9.777%, 10/01/2025(a)(c)	783,042
3,005,000	Bausch Health Cos. Inc., 2022 Term Loan B, 1-month SOFR + 5.25%, 7.662%, 2/01/2027(a)(d)	2,388,975
7,321,210	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.750%, 12/16/2028(a)(d)	7,028,361
2,000,000	LSCS Holdings, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.250%, 11/23/2029(a)(d)	1,800,000

		12,000,378

	Property & Casualty Insurance – 1.1%
3,052,660	Acrisure LLC, 2021 First Lien Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 2/15/2027(a)(d)	2,958,546
6,716,425	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 7.024%, 2/28/2025(a)(g)	6,470,873
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1-month LIBOR + 5.250%, 7.774%, 1/31/2028(a)(g)	4,006,530

		13,435,949

	Refining – 0.4%
4,944,333	Delek U.S. Holdings, Inc., 2018 Term Loan B, 3/31/2025(f)	4,817,215

Principal Amount	Description	Value (†)
Senior Loans – continued

	Restaurants – 1.0%
$6,918,000	Dave & Buster’s, Inc., 2022 Term Loan B, 1-month SOFR + 5.00%, 7.563%, 6/29/2029(a)(d)	$6,750,792
1,000,000	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 9/06/2024(f)	987,080
5,015,255	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 1-month LIBOR + 5.500%, 8.024%, 9/06/2024(a)(c)	4,950,458

		12,688,330

	Retailers – 6.2%
5,924,233	At Home Group, Inc., Term Loan B, 3-month LIBOR + 4.000%, 6.277%, 7/24/2028(a)(d)	4,704,196
5,306,873	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.774%, 8/14/2023(a)(c)	4,824,266
781,370	Canada Goose, Inc., 2021 Term Loan, 3-month LIBOR + 3.500%, 5.750%, 10/07/2027(a)(b)	764,523
3,643,940	Container Store, Inc. (The), 2020 Term Loan B3, 3-month LIBOR + 4.750%, 7.000%, 1/31/2026(a)(c)	3,407,084
6,276,270	Crocs, Inc., Term Loan B, 3-month SOFR + 3.500%, 4.450%, 2/20/2029(a)(d)	6,033,065
1,025,000	Evergreen Acqco 1 LP, 2021 USD Term Loan, 4/26/2028(f)	1,001,937
6,579,283	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3-month LIBOR + 5.500%, 7.750%, 4/26/2028(a)(b)	6,431,249
5,664,644	Great Outdoors Group LLC, 2021 Term Loan B1, 1-month LIBOR + 3.750%, 6.274%, 3/06/2028(a)(b)	5,472,046
2,992,386	Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1-month LIBOR + 2.750%, 5.274%, 10/19/2027(a)(d)	2,852,432
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 11.277%, 5/01/2025(a)(g)(j)(k)	3,914,000
4,213,111	Mavis Tire Express Services Corp., 2021 Term Loan B, 1-month SOFR + 4.00%, 6.375%, 5/04/2028(a)(b)	4,100,536
9,426,123	Michaels Companies, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 6.500%, 4/15/2028(a)(b)	7,785,412
3,405,465	Olaplex, Inc., 2022 Term Loan, 3-month SOFR + 3.750%, 6.391%, 2/23/2029(a)(d)	3,294,787
8,500,289	PetSmart, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 6.270%, 2/11/2028(a)(b)	8,287,782
6,202,955	RVR Dealership Holdings LLC, Term Loan B, 1-month SOFR + 3.750%, 6.147%, 2/08/2028(a)(b)	5,753,241
5,322,625	S&S Holdings LLC, Term Loan, 3-month LIBOR + 5.000%, 6.745%, 3/11/2028(a)(d)	5,109,720
4,594,887	Tory Burch LLC, Term Loan B, 1-month LIBOR + 3.000%, 5.524%, 4/16/2028(a)(d)	4,311,520

		78,047,796

	Technology – 15.7%
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 10.820%, 2/27/2026(a)(g)	6,661,125
3,360,000	Altar BidCo, Inc., 2021 2nd Lien Term Loan, 6-month SOFR + 5.600%, 7.355%, 2/01/2030(a)(d)	3,049,200
6,207,261	Aptean, Inc., 2019 Term Loan, 3-month LIBOR + 4.250%, 7.320%, 4/23/2026(a)(g)	5,918,872
6,578,940	Byju’s Alpha, Inc., Term Loan B, 3-month LIBOR + 6.000%, 8.980%, 11/24/2026(a)(b)	4,780,718

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$4,218,353	Castle U.S. Holding Corp., USD Term Loan B, 1-month LIBOR + 3.750%, 6.274%, 1/29/2027(a)(g)	$3,532,870
3,938,000	Central Parent, Inc., 2022 USD Term Loan B, 3-month SOFR + 4.50%, 6.610%, 7/06/2029(a)(d)	3,833,525
8,258,604	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 5.774%, 4/06/2026(a)(g)	7,905,053
7,077,211	Conduent Business Services LLC, 2021 Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 10/16/2028(a)(d)	6,835,383
5,651,880	Constant Contact, Inc., Term Loan, 3-month LIBOR + 4.000%, 6.423%, 2/10/2028(a)(b)	5,379,912
5,759,557	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 8.070%, 7/02/2026(a)(g)	5,569,491
4,824,052	CoreLogic, Inc., Term Loan, 1-month LIBOR + 3.500%, 6.063%, 6/02/2028(a)(d)	4,130,595
6,084,750	Cornerstone OnDemand, Inc., 2021 Term Loan, 1-month LIBOR + 3.750%, 6.274%, 10/16/2028(a)(d)	5,709,503
8,408,470	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 12/16/2025(a)(b)	7,974,929
3,000,000	Dodge Data & Analytics LLC, 2022 2nd Lien Term Loan, 3-month SOFR + 8.250%, 10.454%, 2/22/2030(a)(d)	2,505,000
6,400,000	Dodge Data & Analytics LLC, 2022 Term Loan, 3-month SOFR + 4.750%, 7.578%, 2/23/2029(a)(d)	5,952,000
8,786,748	Endure Digital, Inc., Term Loan, 1-month LIBOR + 3.500%, 5.873%, 2/10/2028(a)(b)	8,221,145
8,829,212	Finastra USA, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 6.871%, 6/13/2024(a)(c)	8,243,217
1,963,116	Global Client Solutions LLC, Term Loan B, 1-month LIBOR + 6.000%, 8.156%, 3/16/2026(a)(c)(j)(k)	1,904,223
8,207,842	GoTo Group, Inc., Term Loan B, 1-month LIBOR + 4.750%, 7.118%, 8/31/2027(a)(g)	6,369,285
4,956,894	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1-month LIBOR + 4.000%, 6.524%, 12/01/2027(a)(b)	4,864,844
8,380,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 8.774%, 7/07/2025(a)(b)	8,234,164
5,908,788	Loyalty Ventures, Inc., Term Loan B, 1-month LIBOR + 4.500%, 7.024%, 11/03/2027(a)(d)	4,269,099
5,361,261	Lucky Bucks LLC, Term Loan, LIBOR + 5.500%, 8.302%, 7/30/2027(b)(h)	4,838,538
6,201,642	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.250%, 7/27/2028(a)(b)	5,903,716
5,319,000	McAfee LLC, 2022 USD Term Loan B, 1-month SOFR + 3.75%, 6.157%, 3/01/2029(a)(g)	5,033,104
5,175,270	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1-month LIBOR + 4.000%, 6.493%, 12/18/2028(a)(d)	4,974,728
6,764,048	Physician Partners LLC, Term Loan, 1-month SOFR + 4.000%, 6.555%, 12/23/2028(a)(d)	6,493,486
6,130,000	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3-month SOFR + 4.250%, 5.780%, 2/01/2029(a)(d)	5,556,171
4,367,000	Redstone Holdco 2 LP, 2021 Term Loan, 3-month LIBOR + 4.750%, 7.533%, 4/27/2028(a)(b)	3,711,950
5,641,000	Renaissance Holding Corp., 2022 Incremental Term Loan, 1-month SOFR + 4.50%, 6.787%, 3/30/2029(a)(g)	5,497,154
6,185,915	Seattle Spinco, Inc., 2022 USD Term Loan B5, 1-month SOFR + 4.000%, 6.400%, 2/26/2027(a)(d)	6,093,126

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$5,557,212	Symplr Software, Inc., 2020 Term Loan, 3-month SOFR + 4.50%, 6.654%, 12/22/2027(a)(g)	$5,369,656
5,110,000	Ultimate Software Group, Inc. (The), 2021 2nd Lien Term Loan, 3-month LIBOR + 5.250%, 7.535%, 5/03/2027(a)(d)	4,965,489
3,914,833	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.997%, 8/20/2025(a)(g)	3,606,540
3,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 10.033%, 4/23/2029(a)(b)	2,610,000
6,364,843	Vision Solutions, Inc., 2021 Incremental Term Loan, 3-month LIBOR + 4.000%, 6.783%, 4/24/2028(a)(b)	6,035,971
4,331,603	WebHelp, 2021 USD Term Loan, 3-month SOFR + 3.75%, 5.290%, 8/04/2028(a)(g)	4,179,997

		196,713,779

	Transportation Services – 2.1%
4,497,018	AIT Worldwide Logistics, Inc., 2021 Term Loan, 3-month LIBOR + 4.750%, 7.043%, 4/06/2028(a)(b)	4,238,439
3,015,000	Brown Group Holding LLC, 2022 Term Loan B2, 1-month SOFR + 3.75%, 6.205%, 7/02/2029(a)(d)	2,969,232
4,222,139	Carriage Purchaser, Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 6.774%, 9/30/2028(a)(b)	3,896,233
4,750,000	KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 5.750%, 8.274%, 9/21/2029(a)(d)	4,597,620
6,571,343	LaserShip, Inc., 2021 Term Loan, 6-month LIBOR + 4.500%, 7.377%, 5/07/2028(a)(b)	5,815,638
4,585,508	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 2-month SOFR + 6.00%, 8.234%, 3/24/2028(b)(i)	4,413,551

		25,930,713

	Wireless – 0.7%
5,424,126	CCI Buyer, Inc., Term Loan, 3-month LIBOR + 4.000%, 6.054%, 12/17/2027(a)(b)	5,207,161
283,542	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 4/27/2027(f)	275,980
3,292,829	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 1-month LIBOR + 4.750%, 7.123%, 4/27/2027(a)(b)	3,205,009

		8,688,150

	Wirelines – 0.4%
4,545,608	Zacapa S.a.r.l, 2022 Term Loan, 3-month SOFR + 4.250%, 6.304%, 3/22/2029(a)(d)	4,386,511

	Total Senior Loans (Identified Cost $1,129,928,674)	1,059,161,536

Bonds and Notes – 6.7%

	Airlines – 0.3%
4,205,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	4,176,532

	Cable Satellite – 0.3%
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	3,942,100

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Chemicals – 0.9%
$1,715,000	Avient Corp., 5.750%, 5/15/2025, 144A	$1,691,367
5,000,000	Cheever Escrow Issuer LLC, 7.125%, 10/01/2027, 144A	4,875,000
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(l)	2,388,000
3,405,000	Kobe U.S. Midco 2, Inc., 10.000% PIK or 9.250% Cash, 11/01/2026, 144A(l)	2,770,819

		11,725,186

	Consumer Cyclical Services – 0.3%
3,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026, 144A	3,373,895

	Consumer Products – 0.9%
3,250,000	Coty, Inc., 6.500%, 4/15/2026, 144A	3,097,217
8,000,000	Energizer Holdings, Inc., 6.500%, 12/31/2027, 144A	7,442,225

		10,539,442

	Finance Companies – 0.3%
3,370,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	3,235,200

	Financial Other – 0.3%
4,400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	4,002,900

	Media Entertainment – 0.8%
5,500,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,844,290
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026, 144A	3,773,546
1,845,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	1,726,145

		10,343,981

	Packaging – 0.5%
3,250,000	Ball Corp., 5.250%, 7/01/2025	3,241,908
3,250,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	3,233,750

		6,475,658

	Property & Casualty Insurance – 0.5%
6,010,000	USI, Inc., 6.875%, 5/01/2025, 144A	5,886,074

	REITs—Hotels – 0.3%
50,000	Service Properties Trust, 3.950%, 1/15/2028	37,229
1,200,000	Service Properties Trust, 4.750%, 10/01/2026	975,658

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	REITs - Hotels – continued
$3,710,000	Service Properties Trust, 4.950%, 2/15/2027	$3,004,592

		4,017,479

	REITs - Mortgage – 0.2%
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027, 144A	1,780,000

	Supermarkets – 0.4%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	5,246,989

	Technology – 0.7%
7,500,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	5,516,625
3,250,000	Sensata Technologies BV, 5.000%, 10/01/2025, 144A	3,181,813

		8,698,438

	Total Bonds and Notes (Identified Cost $90,264,448)	83,443,874

Shares
Common Stocks – 0.1%
	Oil, Gas & Consumable Fuels – 0.0%
61,854	Ameriforge Group, Inc.(j)(m)(n)(o)	5,690

	Pharmaceuticals – 0.1%
192,793	Akorn, Inc.(m)(p)	1,108,560

	Total Common Stocks (Identified Cost $4,793,325)	1,114,250

Principal Amount
Short-Term Investments – 4.3%
$9,538,825	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2022 at 0.650% to be repurchased at $9,538,998 on 9/01/2022 collateralized by $10,884,900 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $9,729,620 including accrued interest(q)	9,538,825
44,070,000	U.S. Treasury Bills, 2.422%-2.575%, 11/03/2022(r)(s)	43,867,155

	Total Short-Term Investments (Identified Cost $53,419,065)	53,405,980

Description	Value (†)
Total Investments – 95.8% (Identified Cost $1,278,405,512)	$1,197,125,640
Other assets less liabilities – 4.2%	52,892,233

Net Assets – 100.0%	$1,250,017,873

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of August 31, 2022, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,818,223	0.5%	$5,690	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of August 31, 2022 is disclosed.
(b)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(c)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(d)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.

(e)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(f)	Position is unsettled. Contract rate was not determined at August 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(h)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2022. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2022.
(j)	Illiquid security.
(k)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2022, the value of these securities amounted to $5,818,223 or 0.5% of net assets.
(l)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended August 31, 2022, interest payments were made in cash.

(m)	Non-income producing security.
(n)	Fair valued by the Fund’s adviser. At August 31, 2022, the value of this security amounted to $5,690 or less than 0.1% of net assets.
(o)	Level 3 security. Value has been determined using significant unobservable inputs.
(p)	Securities subject to restriction on resale. At August 31, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Akorn, Inc.	10/06/2020	$2,530,723	*	$1,108,560	0.1%

*	Represents basis carried over in a non-taxable restructuring.
(q)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(r)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(s)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the value of Rule 144A holdings amounted to $63,395,197 or 5.1% of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans*	$—	$1,059,161,536	$—		$1,059,161,536
Bonds and Notes*	—	83,443,874	—		83,443,874
Common Stocks
Oil Gas & Consumable Fuels	—	—	5,690	(a)	5,690
Pharmaceuticals	—	1,108,560	—		1,108,560

Total Common Stocks	—	1,108,560	5,690		1,114,250

Short-Term Investments	—	53,405,980	—		53,405,980

Total	$—	$1,197,119,950	$5,690		$1,197,125,640

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2021 and/or August 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2022
Common Stocks
Oil, Gas & Consumable Fuels	$8,814	$—	$—	$(3,124)	$—	$—	$—	$—	$5,690	$(3,124)

Industry Summary at August 31, 2022 (Unaudited)

Technology	16.4%
Media Entertainment	7.4
Retailers	6.2
Consumer Cyclical Services	6.2
Healthcare	5.9
Chemicals	4.8
Consumer Products	4.7
Brokerage	4.2
Building Materials	4.0
Airlines	3.1
Diversified Manufacturing	2.9
Cable Satellite	2.4
Food & Beverage	2.2
Industrial Other	2.2
Transportation Services	2.1
Automotive	2.1
Other Investments, less than 2% each	14.7
Short-Term Investments	4.3

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%